Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
10.31 Fidelity SAI Emerging Markets Index Fund PRO-03 | Fidelity® SAI Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the fund/class.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
10.31 Fidelity SAI Emerging Markets Index Fund PRO-03 | Fidelity® SAI Emerging Markets Index Fund | Fidelity SAI Emerging Markets Index Fund-Default
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.09%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.077%	[1],[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.167%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.085%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.082%
1 year	rr_ExpenseExampleYear01	$ 8
3 years	rr_ExpenseExampleYear03	42
5 years	rr_ExpenseExampleYear05	83
10 years	rr_ExpenseExampleYear10	$ 202

[1]	Adjusted to reflect current fees.
[2]	For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the fund/class.
[3]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.08%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.